Unaudited Condensed Consolidated Balance Sheets (Q1) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 435,217	$ 28,579
Restricted Cash and Cash Equivalents	5	5
Accounts Receivable, after Allowance for Credit Loss, Current	293,660	233,921
Accounts Receivable, Allowance for Credit Loss, Current	3,765	2,283
Inventory, Net	137,005	143,590
Regulatory assets	112,121	89,419
Income Taxes Receivable, Current	34,802	36,481
Derivative Asset	393	15,682
Other Assets, Current	26,911	26,358
Total current assets	1,040,109	574,030
UTILITY PLANT:
Property, Plant and Equipment, Gross	7,210,985	7,082,443
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,997,620	2,954,555
Utility plant in service - net	4,213,365	4,127,888
Construction in Progress, Gross	637,018	359,014
Property, Plant and Equipment, Net	4,850,383	4,486,902
Other Assets, Noncurrent [Abstract]
Intangible Assets, Net (Excluding Goodwill)	232,998	235,656
Regulatory assets	574,181	541,784
Assets for Plan Benefits, Defined Benefit Plan	40,616	41,172
Derivative Asset, Noncurrent		0
Other Assets, Miscellaneous, Noncurrent	277,926	301,979
Total other non-current assets	1,125,721	1,120,591
TOTAL ASSETS	7,016,213	6,181,523
CURRENT LIABILITIES:
Debt, Current	643,922	899,159
Accounts payable	282,966	292,851
Accrued taxes	29,022	22,580
Interest Payable, Current	53,667	33,639
Customer deposits	27,594	29,308
Regulatory liabilities, current	3,956	23,371
Accrued and other current liabilities	20,135	27,547
Total current liabilities	1,061,262	1,328,455
Long-term Debt and Lease Obligation	3,677,403	2,576,798
Deferred Income Tax Liabilities, Net	368,960	361,488
NON-CURRENT LIABILITIES:
Regulatory Liability, Noncurrent	507,764	527,224
Accrued other postretirement benefits	2,832	2,776
Asset retirement obligations	267,872	249,930
Other non-current liabilities	5,148	5,130
Total non-current liabilities	4,829,979	3,723,346
Liabilities	$ 5,891,241	$ 5,051,801
Common Stock, Shares, Outstanding	108,907,000	108,907,318
Common Stock, Shares Authorized	290,000,000	290,000,000
Common shareholders' equity:
Additional Paid in Capital	$ 1,022,018	$ 1,021,992
Accumulated Other Comprehensive Income (Loss), Net of Tax	36,680	29,294
Accumulated deficit	15,624	25,182
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,124,972	1,129,722
Equity, Attributable to Noncontrolling Interest	50,650	53,254
Total common shareholders' equity	1,074,322	1,076,468
TOTAL LIABILITIES AND EQUITY	$ 7,016,213	$ 6,181,523